Prepayments, Receivables and Other Assets, Net	12 Months Ended
Jun. 30, 2025
Prepaid Expenses and Other Current Assets, Net [Abstract]
PREPAYMENTS, RECEIVABLES AND OTHER ASSETS, NET

NOTE 5 – PREPAYMENTS, RECEIVABLES AND OTHER ASSETS, NET

Prepaid expenses and other current assets, net consisted of the following:

	As of June 30,
	2025	2024
Loans to third parties(1)	$4,585,103	$3,087,665
Other receivables	268,924	263,445
Subtotal	4,854,027	3,351,110
Less: allowance for doubtful accounts	(27,938)	(28,063)
Prepaid expenses and other current assets	$4,826,089	$3,323,047

(1)

These loans mainly include two categories:

The first category is loans issued to business partners for short-term working capital. The loan term is within 1 year, with an annual interest rate of 8%, and interest is paid semi-annually.

Among these, the US$1.5 million loan of Borrower A was extended on March 11, 2025, with the maturity date of the extended loan being March 12, 2026. The US$1.02 million loan of Borrower B was extended on February 15, 2025, and the maturity date of the extended loan is February 15, 2026.

The second category is the funds facilitated to a third party for higher yield of idle funds. As of June 30, 2025, the company has paid a total of $500,000. The maturity date of this entrusted fund is 203 days, with a yield rate of 4.3%. Among this, $150,000 matured on August 13, 2025. The company re-entrusted the total matured principal and earnings of $153,587, and the updated maturity date is March 14, 2026. The maturity date of the remaining $350,000 entrusted fund is October 28, 2025.

Individual loan exceeding 5% of current assets are as following:

	June 30, 2025
Name of The Borrowers	Principal Amount	Annual Interest Rate	Interest Receivable As of June 30, 2025	Contract Term
Borrowers A	$1,500,000	8%	$5,836	2025.03.11-2026.03.12
Borrowers A	1,000,000	8%	$20.411	2024.11.12-2025.11.11
Borrowers B	$1,020,000	8%	$31,199	2025.02.15-2026.02.15

	June 30, 2024
Name of The Borrowers	Principal Amount	Annual Interest Rate	Interest Receivable As of June 30, 2024	Contract Term
Borrowers A	$1,500,000	8%	$35,836	2024.03.13-2025.03.13
Borrowers B	$1,020,000	8%	$30,404	2024.02.15-2025.02.15

The movement of allowance of doubtful accounts is as follows:

	Years Ended June 30,
	2025	2024
Balance at beginning of the year	$28,063	37,366
Current year addition	(125)	(9,303)
Balance at end of the year	$27,938	$28,063